Summary of Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options Shares
Outstanding at beginning period	1,058	1,410	1,697
Options forfeited	(143)
Options exercised	(336)	(352)	(287)
Outstanding at ending period	579	1,058	1,410
Options vested and expected to vest after ending period	579	1,058	1,410
Options exercisable at ending period	579
Weighted Average Exercise Price
Outstanding at beginning period	$ 1.47	$ 1.47	$ 1.47
Options forfeited	1.47
Options exercised	1.47	1.46	1.47
Outstanding at ending period	1.47	1.47	$ 1.47
Options vested and expected to vest after ending period	1.47	1.47
Options exercisable at ending period	1.47
Options vested and expected to vest after ending period	$ 1.47	$ 1.47
Weighted Average Remaining Contractual Life
Outstanding at ending period	11 months 1 day	1 year 4 months 6 days	2 years 1 month 21 days
Options vested and expected to vest after ending period	11 months 1 day	1 year 4 months 6 days	2 years 1 month 21 days
Options exercisable at ending period	11 months 1 day